SHARE CAPITAL - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	5,978,300	6,923,000	5,987,800
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.29	$ 3.74	$ 3.96
Number of share options exercisable in share-based payment arrangement | shares	4,174,700	5,614,300
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.67	$ 3.84
Options exercise price range 1 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	2,090,600
Weighted average remaining contractual life of outstanding share options	4 years 2 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.15
Number of share options exercisable in share-based payment arrangement | shares	657,600
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.16
Options exercise price range 1 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	2.00
Options exercise price range 1 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.99
Options exercise price range 2 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,896,200
Weighted average remaining contractual life of outstanding share options	2 years 10 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.44
Number of share options exercisable in share-based payment arrangement | shares	1,573,600
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.49
Options exercise price range 2 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	3.00
Options exercise price range 2 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 3.99
Options Exercise Price Range 3 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,931,500
Weighted average remaining contractual life of outstanding share options	10 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.31
Number of share options exercisable in share-based payment arrangement | shares	1,931,500
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.31
Options Exercise Price Range 3 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	4.00
Options Exercise Price Range 3 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 4.99
Options Exercise Price Range 4 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	60,000
Weighted average remaining contractual life of outstanding share options	4 years 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 5.60
Number of share options exercisable in share-based payment arrangement | shares	12,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 5.60
Options Exercise Price Range 4 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	5.00
Options Exercise Price Range 4 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 5.99